Segment information (Schedule of Revenues from Principal Product of Imports Segments) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 ILS (₪)
Disclosure of operating segments [line items]
Revenue	₪ 543,262	$ 149,783	₪ 498,325	₪ 454,213
Dairy and Dairy Substitute Products [Member]
Disclosure of operating segments [line items]
Revenue	212,728	58,651	188,738	196,589
Canned Vegetables and Pickles [Member]
Disclosure of operating segments [line items]
Revenue	76,740	21,158	70,398	59,844
Canned Fish [Member]
Disclosure of operating segments [line items]
Revenue	74,750	20,609	62,270	56,064
Cereals, rice and pastas [Member]
Disclosure of operating segments [line items]
Revenue	61,573	16,977	61,350	62,712
Oil [Member]
Disclosure of operating segments [line items]
Revenue	43,058	11,872	44,241	23,025	[1]
Non-banking credit [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0	276
Other [Member]
Disclosure of operating segments [line items]
Revenue	₪ 74,413	$ 20,516	₪ 71,328	₪ 55,703	[1]

[1]	Reclassified